Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	33
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$677,495.09

Principal:
Principal Collections	$11,746,788.74
Prepayments in Full	$4,777,006.73
Liquidation Proceeds	$142,342.54
Recoveries	$14,033.19
Sub Total	$16,680,171.20
Collections	$17,357,666.29

Purchase Amounts:
Purchase Amounts Related to Principal	$0.00
Purchase Amounts Related to Interest	$0.00
Sub Total	$0.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,357,666.29

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	33
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,357,666.29
Servicing Fee	$256,028.84	$256,028.84	$0.00	$0.00	$17,101,637.45
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,101,637.45
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$17,101,637.45
Interest - Class A-3 Notes	$124,415.64	$124,415.64	$0.00	$0.00	$16,977,221.81
Interest - Class A-4 Notes	$123,552.00	$123,552.00	$0.00	$0.00	$16,853,669.81
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,853,669.81
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$16,803,436.81
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,803,436.81
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$16,765,951.14
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,765,951.14
Regular Principal Payment	$15,221,561.40	$15,221,561.40	$0.00	$0.00	$1,544,389.74
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,544,389.74
Residual Released to Depositor	$0.00	$1,544,389.74	$0.00	$0.00	$0.00

Total		$17,357,666.29

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$15,221,561.40
Total					$15,221,561.40
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$15,221,561.40	$42.12	$124,415.64	$0.34	$15,345,977.04	$42.46
Class A-4 Notes	$0.00	$0.00	$123,552.00	$1.30	$123,552.00	$1.30
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$15,221,561.40	$14.46	$335,686.31	$0.32	$15,557,247.71	$14.78

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	33

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$115,735,482.46	0.3202243	$100,513,921.06	0.2781084
Class A-4 Notes	$95,040,000.00	1.0000000	$95,040,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$263,355,482.46	0.2501833	$248,133,921.06	0.2357231

Pool Information
Weighted Average APR	2.609%	2.614%
Weighted Average Remaining Term	30.78	30.01
Number of Receivables Outstanding	17,721	17,154
Pool Balance	$307,234,604.71	$290,418,613.72
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$286,385,541.67	$270,911,740.41
Pool Factor	0.2680488	0.2533776

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$19,506,873.31
Targeted Overcollateralization Amount	$42,284,692.66
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$42,284,692.66

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	33
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		38	$149,852.98
(Recoveries)		36	$14,033.19
Net Loss for Current Collection Period			$135,819.79
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5305%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2022%
Second Prior Collection Period			(0.0180)%
Prior Collection Period			0.4624%
Current Collection Period			0.5454%
Four Month Average (Current and Prior Three Collection Periods)			0.2980%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,187	$4,842,278.85
(Cumulative Recoveries)			$1,150,954.14
Cumulative Net Loss for All Collection Periods			$3,691,324.71
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3221%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,079.43
Average Net Loss for Receivables that have experienced a Realized Loss			$3,109.79

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.24%	154	$3,609,767.14
61-90 Days Delinquent	0.26%	29	$741,871.32
91-120 Days Delinquent	0.07%	7	$201,031.85
Over 120 Days Delinquent	0.11%	10	$305,196.24
Total Delinquent Receivables	1.67%	200	$4,857,866.55

Repossession Inventory:
Repossessed in the Current Collection Period		11	$294,626.80
Total Repossessed Inventory		14	$392,507.10

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2356%
Prior Collection Period			0.2088%
Current Collection Period			0.2682%
Three Month Average			0.2375%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4298%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	33

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	52	$1,197,347.97
2 Months Extended	75	$1,712,921.06
3+ Months Extended	10	$218,251.26

Total Receivables Extended	137	$3,128,520.29
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 5, 2024

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer